SCHEDULE OF INVESTMENTS
InvestEd 50 Portfolio (in thousands)	MARCH 31, 2021 (UNAUDITED)

INVESTMENT FUNDS	Shares	Value

Registered Investment Companies – 8.8%
iShares Core MSCI EAFE ETF	14	$981
iShares Core S&P 500 ETF	5	2,094

		3,075

TOTAL INVESTMENT FUNDS – 8.8%		$3,075

(Cost: $2,718)

AFFILIATED MUTUAL FUNDS

Ivy Core Equity Fund, Class N	131	2,722
Ivy Corporate Bond Fund, Class N	250	1,597
Ivy Crossover Credit Fund, Class N	72	759
Ivy Emerging Markets Equity Fund, Class N	50	1,457
Ivy Global Bond Fund, Class N	42	429
Ivy Government Securities Fund, Class N	1,222	6,816
Ivy High Income Fund, Class N	37	270
Ivy International Core Equity Fund, Class N	95	1,906
Ivy International Small Cap Fund, Class N	32	489
Ivy Large Cap Growth Fund, Class N	87	2,773
Ivy LaSalle Global Real Estate Fund, Class N	26	285
Ivy Limited-Term Bond Fund, Class N	344	3,802
Ivy Mid Cap Growth Fund, Class N	31	1,309
Ivy Mid Cap Income Opportunities Fund, Class N	23	416
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	16	187
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	76	1,100
Ivy Pzena International Value Fund, Class N	26	499
Ivy Securian Core Bond Fund, Class N	316	3,411
Ivy Small Cap Growth Fund, Class N	13	426
Ivy Value Fund, Class N	43	1,124

TOTAL AFFILIATED MUTUAL FUNDS – 90.9%		$31,777

(Cost: $30,860)

SHORT-TERM SECURITIES

Money Market Funds (A) - 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.040%	109	109

TOTAL SHORT-TERM SECURITIES – 0.3%		$109

(Cost: $109)

TOTAL INVESTMENT SECURITIES – 100.0%		$34,961

(Cost: $33,687)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		3

NET ASSETS – 100.0%		$34,964

Notes to Schedule of Investments

(A) Rate shown is the annualized 7-day yield at March 31, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$3,075	$—	$—
Affiliated Mutual Funds	31,777	—	—
Short-Term Securities	109	—	—
Total	$34,961	$—	$—

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$33,687

Gross unrealized appreciation	1,919
Gross unrealized depreciation	(645)

Net unrealized appreciation	$1,274